Financial Instruments and Fair Value Disclosures - Location of Impairment Loss on Investment in Affiliate (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dilution effect	$ (221,679)	$ (390,821)
Impairment loss	(8,618,664)	(8,229,551)
Loss on investment in affiliate	(8,840,343)	(8,620,372)	(16,985,066)
Loss on investment in affiliate
Dilution effect	(221,679)	(390,821)
Impairment loss	$ (8,618,664)	$ (8,229,551)